SALES OF FUTURE RECEIPTS (Details Narrative) - USD ($)						12 Months Ended
	Oct. 16, 2024	Mar. 26, 2024	Jan. 31, 2024	Dec. 06, 2023	Oct. 11, 2023	Oct. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Sales Of Future Receipts
Sale of future receipts amount					$ 1,152,000
Received amount		$ 401,143	$ 323,632	$ 677,142	760,000
Payable in equal weekly payment		$ 100,690	$ 17,476	$ 81,000	$ 41,143
Accruing interest percentage per week	3.20%	320.00%	3.10%	3.10%	3.10%
Purchase of available-for-sale financial assets	$ 1,920,050	$ 2,920,000	$ 489,331	$ 2,268,000
Outstanding principal amount							$ 1,688,435	$ 1,435,999	$ 996,048
Accrued interest amount								31,900
Payable in equal weekly payment						$ 2,803,273	$ (3,564,283)	$ (532,285)
Weekly installments payable description	payable in weekly installments of $50,000 for 10 weeks followed by $104,694 for 22 weeks
Grant rate							15.00%